Investments in affiliates and joint ventures - Summary of Movement in Investments In Affiliates and Joint Ventures (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Equity Method Investment, Financial Statement, Reported Amounts [Roll Forward]
Balance, beginning of the year	$ 11,788	$ 0
Additions	0	11,728
Dividends, repayments of loans and other adjustments	(8,685)	0
Share of net income	2,780	60
Balance, end of the year	42,908	11,788
Nuna Logistics Partnership
Equity Method Investment, Financial Statement, Reported Amounts [Roll Forward]
Additions	$ 37,025	$ 0